Tax Status	12 Months Ended
Sep. 30, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan obtained its latest determination letter dated September 28, 2016, in which the Internal Revenue Service ("IRS") stated that the terms of the Plan and related trust satisfy the applicable tax-qualification requirements of the Code. The Plan has been amended since receiving the determination letter. However, the Plan administrator and the Plan's legal counsel believe that the Plan is designed and currently being operated in compliance with the applicable requirements of the Code, and, therefore, they believe that the Plan is qualified and the related trust is tax-exempt.

GAAP requires the Plan Administrator to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan and has concluded that as of September 30, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the accompanying financial statements.  The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.